Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 29	$ 29	$ 27	$ 84	$ 80